Fair Value Measurement - Carrying Amount and Fair Value of Financial Instruments Carried at Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets:
Cash and due from financial institutions	$ 48,535	$ 42,779	$ 40,519	$ 36,695
Other securities	20,280	21,021
Loans, net of allowance for loan losses	1,694,203	1,548,262
Bank owned life insurance	44,999	43,037
Accrued interest receivable	7,093	6,723
Financial Liabilities:
Time deposits	275,840
Short-term FHLB advances	125,000
Long-term FHLB advances	125,000	5,000
Securities sold under agreement to repurchase	18,674	22,199	$ 21,755
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	48,535	42,779
Other securities	20,280	21,021
Loans, held for sale	2,285	1,391
Loans, net of allowance for loan losses	1,694,203	1,548,262
Bank owned life insurance	44,999	43,037
Accrued interest receivable	7,093	6,723
Financial Liabilities:
Nonmaturing deposits	1,402,924	1,312,207
Time deposits	275,840	267,686
Short-term FHLB advances	101,500	188,600
Long-term FHLB advances	125,000	5,000
Securities sold under agreement to repurchase	18,674	22,199
Subordinated debentures	29,427	29,427
Accrued interest payable	277	230
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	48,535	42,779
Other securities	20,280	21,021
Loans, held for sale	2,331	1,391
Loans, net of allowance for loan losses	1,713,863	1,517,278
Bank owned life insurance	44,999	43,037
Accrued interest receivable	7,093	6,723
Financial Liabilities:
Nonmaturing deposits	1,402,924	1,312,207
Time deposits	276,616	267,943
Short-term FHLB advances	101,500	188,600
Long-term FHLB advances	123,893	4,983
Securities sold under agreement to repurchase	18,674	22,199
Subordinated debentures	34,452	34,620
Accrued interest payable	277	230
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	48,535	42,779
Other securities	20,280	21,021
Loans, held for sale	2,331	1,391
Bank owned life insurance	44,999	43,037
Accrued interest receivable	7,093	6,723
Financial Liabilities:
Nonmaturing deposits	1,402,924	1,312,207
Short-term FHLB advances	101,500	188,600
Securities sold under agreement to repurchase	18,674	22,199
Accrued interest payable	277	230
(Level 3) [Member]
Financial Assets:
Loans, net of allowance for loan losses	1,713,863	1,517,278
Financial Liabilities:
Time deposits	276,616	267,943
Long-term FHLB advances	123,893	4,983
Subordinated debentures	$ 34,452	$ 34,620